Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Abstract]
Digital asset miners with estimated useful lives	3 years
Native Staking [Member]
Summary of Significant Accounting Policies [Abstract]
Company generated revenues	$ 5,722
Liquid Staking [Member]
Summary of Significant Accounting Policies [Abstract]
Company generated revenues	$ 20,182